CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Interest Expense Abstract
Provision for loan losses	$ 263,369	$ 602,563	$ 408,941
Adjustments (expense) to indemnity reserves on loans sold	(40,629)	(37,054)	(21,198)
Noninterest Expense Abstract
Other taxes	25,700
Amortization of intangibles	9,434	9,883	10,072
Income Tax Expense Benefit	58,279	(251,327)	(26,403)
Net (Loss) Income	(313,490)	599,327	245,275
Net Income (Loss) Applicable to Common Stock	(317,213)	595,604	241,552
Net (Loss) Income per Common Share - Basic	$ (3.08)	$ 5.80	$ 2.36
Net (Loss) Income per Common Share - Diluted	$ (3.08)	$ 5.78	$ 2.35
Segment, Continuing Operations [Member]
Interest income:
Loans	1,478,750	1,481,096	1,449,227
Money market investments	4,224	3,464	3,703
Investment securities	132,631	141,807	168,632
Trading account securities	17,938	21,573	22,824
Total interest income	1,633,543	1,647,940	1,644,386
Interest Expense Abstract
Deposits	105,087	124,857	167,765
Short-term borrowings	67,376	38,430	46,802
Long-term debt	516,008	140,079	148,192
Total interest expense	688,471	303,366	362,759
Net interest income	945,072	1,344,574	1,281,627
Net interest income after provision for loan losses	674,938	738,468	884,554
Service charges on deposit accounts	158,637	162,870	171,226
Other service fees	225,265	229,351	232,515
Mortgage banking activities	30,615	71,657	84,771
Net Gain Loss And Valuation Adjustments On Investment Securities	(870)	7,966	(1,707)
Trading Gains (Losses)	4,358	(13,483)	4,478
Gain Loss On Sales Of Loans Net	40,591	(52,708)	(29,414)
Adjustments (expense) to indemnity reserves on loans sold	(40,629)	(37,054)	(21,198)
FDIC loss share (expense) income	(103,024)	(82,051)	(56,211)
Other operating income	71,572	504,465	127,029
Total non-interest income	386,515	791,013	511,489
Noninterest Expense Abstract
Personnel costs	418,679	428,697	434,333
Net occupancy expenses	86,707	86,651	84,687
Equipment Expense	48,917	46,028	43,618
Other taxes	56,918	58,028	49,844
Professional fees	282,055	278,127	271,008
Communication	25,684	25,385	25,687
Business promotion	54,016	59,453	60,784
FDIC deposit insurance	40,307	56,728	82,065
Loss on early extinguishment of debt	532	3,388	25,196
Other real estate owned (O R E O) expenses	49,611	79,658	28,823
Other operating expenses	95,373	91,876	100,783
Amortization of intangibles	8,160	7,971	8,161
Restructuring Charges	26,725	0	0
Total operating expenses	1,193,684	1,221,990	1,214,989
Income (loss) from continuing operations before income tax	(132,231)	307,491	181,054
Income Tax Expense Benefit	58,279	(251,327)	(26,403)
Income (loss) from continuing operations	(190,510)	558,818	207,457
Net (loss) income from continuing operations - Basic	$ (1.88)	$ 5.41	$ 1.99
Net (loss) income from continuing operations - Diluted	$ (1.88)	$ 5.39	$ 1.98
Segment, Continuing Operations [Member] | Non Covered Under Loss Sharing Agreements With F D I C [Member]
Interest Expense Abstract
Provision for loan losses	223,999	536,710	322,234
Segment, Continuing Operations [Member] | Covered Under Loss Sharing Agreements With F D I C [Member]
Interest Expense Abstract
Provision for loan losses	46,135	69,396	74,839
Segment, Discontinued Operations [Member]
Interest Expense Abstract
Net interest income	61,352	88,006
Provision for loan losses	(6,764)	(3,543)
Other operating income	27,823	19,556
Total non-interest income	61,652	19,556
Noninterest Expense Abstract
Personnel costs	36,675	33,170
Net occupancy expenses	3,086	12,680
Professional fees	15,642	11,153
Other operating expenses	10,834	13,593
Total operating expenses	252,748	70,596
Income Loss From Discontinued Operations Net Of Tax	$ (122,980)	$ 40,509	$ 37,818
Net (loss) income from discontinued operations - Basic	$ (1.20)	$ 0.39	$ 0.37
Net loss (income) from discontinued operations - Diluted	$ (1.20)	$ 0.39	$ 0.37